UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Brazil — 6.6%
Alpargatas SA, PFC Shares	3,400	$10,304
AMBEV SA ADR	5,500	27,445
Banco Bradesco SA, PFC Shares	1,984	17,452
Banco do Brasil SA	600	5,056
BB Seguridade Participacoes SA	700	5,855
BM&F Bovespa SA	1,100	5,402
BR Malls Participacoes SA(1)	910	2,906
BR Properties SA	279	652
BRF SA ADR	1,100	16,753
CCR SA	3,400	14,788
Centrais Eletricas Brasileiras SA ADR(1)	1,200	9,012
CETIP SA - Mercados Organizados	500	6,558
Cia de Saneamento Basico do Estado de Sao Paulo	900	7,973
Cia de Saneamento de Minas Gerais-COPASA	287	2,893
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	7,078
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	6,193
Cia Hering	1,000	4,964
Cia Paranaense de Energia-Copel ADR	400	3,408
Cia Siderurgica Nacional SA(1)	1,200	4,410
Cielo SA	6,076	53,393
Cosan SA Industria e Comercio	300	3,502
CPFL Energia SA ADR	931	13,360
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	5,242
EDP-Energias do Brasil SA	1,000	4,193
Embraer SA	2,900	14,208
Engie Brasil Energia SA	500	5,300
Equatorial Energia SA	500	7,760
Estacio Participacoes SA	900	4,465
Fibria Celulose SA ADR	400	3,640
Gerdau SA, PFC Shares	1,300	5,208
Iochpe Maxion SA	400	1,564
Itau Unibanco Holding SA, PFC Shares	1,752	18,349
Itausa-Investimentos Itau SA, PFC Shares	3,319	8,450
JBS SA	1,700	4,906
Klabin SA, PFC Shares	4,500	3,686
Kroton Educacional SA	2,888	12,339
Localiza Rent a Car SA	700	7,174
Lojas Americanas SA, PFC Shares	1,590	7,701
Lojas Renner SA	1,800	11,964
M Dias Branco SA	100	3,459
Marcopolo SA, PFC Shares(1)	7,400	5,776
Metalurgica Gerdau SA, PFC Shares(1)	3,700	6,389
MRV Engenharia e Participacoes SA	1,400	4,785
Natura Cosmeticos SA	300	2,324
Odontoprev SA	2,500	8,649
Oi SA ADR(1)	3,960	2,455
Petroleo Brasileiro SA, PFC Shares(1)	9,800	46,362
Qualicorp SA	1,800	9,766
Raia Drogasil SA	400	7,627
Rumo Logistica Operadora Multimodal SA(1)	3,731	7,016
Suzano Papel e Celulose SA, Class A, PFC Shares	1,800	6,839

Security	Shares	Value
Telefonica Brasil SA, PFC Shares	2,910	$38,857
Tim Participacoes SA	6,900	16,934
Totvs SA	1,100	6,996
Ultrapar Participacoes SA	700	14,302
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	3,800	4,663
Vale SA, PFC Shares	7,600	57,415
Weg SA	2,820	12,983

		$619,103

Chile — 3.6%
AES Gener SA	17,883	$6,349
Aguas Andinas SA, Series A	13,740	8,842
Antarchile SA	1,700	17,101
Banco de Chile ADR	255	17,179
Banco de Credito e Inversiones	231	11,553
Banco Santander Chile ADR	800	17,328
Cap SA	380	2,755
Cencosud SA	3,560	10,454
Cia Cervecerias Unidas SA ADR	200	3,978
Colbun SA	36,400	6,838
Embotelladora Andina SA, Series A ADR	300	6,060
Embotelladora Andina SA, Series B ADR	180	3,980
Empresa Nacional de Electricidad SA ADR	350	6,545
Empresa Nacional de Telecomunicaciones SA(1)	2,697	29,683
Empresas CMPC SA	5,960	12,123
Empresas COPEC SA	3,510	33,231
Enel Chile SA ADR	1,720	8,101
Enersis Americas SA ADR	1,720	13,743
Itau CorpBanca ADR	1,250	15,262
Latam Airlines Group SA ADR(1)	1,037	9,001
Parque Arauco SA	4,808	11,131
Quinenco SA	3,270	7,643
S.A.C.I. Falabella	5,230	41,090
Sigdo Koppers SA	4,680	5,885
Sociedad Quimica y Minera de Chile SA ADR	540	15,455
Sonda SA	4,030	7,750
Vina Concha y Toro SA ADR	200	6,322

		$335,382

China — 11.3%
AAC Technologies Holdings, Inc.	1,000	$9,035
Agricultural Bank of China, Ltd., Class H	22,000	9,200
Air China, Ltd., Class H	8,000	5,476
Aluminum Corp. of China, Ltd., Class H(1)	14,000	6,222
Anhui Conch Cement Co., Ltd., Class H	5,000	14,437
Baidu, Inc. ADR(1)	200	33,390
Bank of China, Ltd., Class H	19,000	8,628
Bank of Communications, Ltd., Class H	7,000	5,369
BBMG Corp., Class H	14,000	5,379
Beijing Enterprises Holdings, Ltd.	500	2,311
Beijing Enterprises Water Group, Ltd.	14,000	10,089
Belle International Holdings, Ltd.	8,000	4,613
Brilliance China Automotive Holdings, Ltd.	12,000	16,773
BYD Co., Ltd., Class H	1,000	6,005
CGN Power Co., Ltd., Class H(2)	33,000	9,877
China Bluechemical, Ltd., Class H	8,000	1,828
China Cinda Asset Management Co., Ltd., Class H	11,000	3,968
China CITIC Bank Corp., Ltd., Class H	9,000	5,864
China Coal Energy Co., Ltd., Class H(1)	8,000	4,023
China Communications Construction Co., Ltd., Class H	7,000	8,370
China Communications Services Corp., Ltd., Class H	8,000	4,705
China Construction Bank Corp., Class H	23,000	17,148
China COSCO Holdings Co., Ltd., Class H(1)	11,500	4,707

Security	Shares	Value
China Everbright International, Ltd.	6,000	$7,265
China Evergrande Group	12,000	8,182
China Gas Holdings, Ltd.	10,000	13,201
China Hongqiao Group, Ltd.	9,000	8,353
China Life Insurance Co., Ltd., Class H	2,000	5,808
China Longyuan Power Group Corp., Ltd., Class H	5,000	3,911
China Medical System Holdings, Ltd.	4,000	6,687
China Mengniu Dairy Co., Ltd.	8,000	16,422
China Merchants Bank Co., Ltd., Class H	4,000	9,866
China Merchants Port Holdings Co., Ltd.	2,000	5,014
China Minsheng Banking Corp., Ltd., Class H	6,000	6,758
China Mobile, Ltd.	10,500	114,670
China National Building Material Co., Ltd., Class H	6,000	3,030
China Oilfield Services, Ltd., Class H	2,000	1,912
China Overseas Land & Investment, Ltd.	2,000	5,760
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,981
China Petroleum & Chemical Corp., Class H	50,000	35,854
China Railway Construction Corp., Ltd., Class H	4,500	6,386
China Railway Group, Ltd., Class H	9,000	8,100
China Resources Beer Holdings Co., Ltd.(1)	2,000	4,230
China Resources Gas Group, Ltd.	2,000	5,924
China Resources Land, Ltd.	2,444	5,921
China Resources Power Holdings Co., Ltd.	4,000	6,576
China Shenhua Energy Co., Ltd., Class H	4,500	9,296
China State Construction International Holdings, Ltd.	4,000	6,452
China Telecom Corp., Ltd., Class H	26,000	12,609
China Unicom (Hong Kong), Ltd.	8,000	9,697
China United Network Communications, Ltd.	5,800	5,636
China Vanke Co., Ltd., Class H	2,600	7,963
Chongqing Changan Automobile Co., Ltd., Class B	3,500	5,276
CITIC, Ltd.	4,000	6,163
CNOOC, Ltd.	25,000	32,908
COSCO SHIPPING Ports, Ltd.	4,000	4,182
CSPC Pharmaceutical Group, Ltd.	8,000	8,579
Ctrip.com International, Ltd. ADR(1)	400	18,092
Datang International Power Generation Co., Ltd., Class H	10,000	2,688
Dongfeng Motor Group Co., Ltd., Class H	6,000	6,089
GCL-Poly Energy Holdings, Ltd.	18,000	2,417
Geely Automobile Holdings, Ltd.	10,000	10,316
Great Wall Motor Co., Ltd., Class H	6,000	5,634
Guangdong Investment, Ltd.	6,000	8,388
Guangzhou Automobile Group Co., Ltd., Class H	6,000	7,848
Haier Electronics Group Co., Ltd.	3,000	5,012
Hengan International Group Co., Ltd.	1,500	11,814
Huaneng Power International, Inc., Class H	6,000	3,752
Industrial & Commercial Bank of China, Ltd., Class H	23,000	14,055
Inner Mongolia Yitai Coal Co., Ltd., Class B	2,500	2,382
Jiangsu Expressway Co., Ltd., Class H	4,000	5,325
Jiangxi Copper Co., Ltd., Class H	6,000	9,156
Kingboard Chemical Holdings, Ltd.	2,500	7,007
Kunlun Energy Co., Ltd.	4,000	2,931
Kweichow Moutai Co., Ltd.	100	4,635
Lee & Man Paper Manufacturing, Ltd.	8,000	6,129
Lenovo Group, Ltd.	6,000	3,711
NetEase, Inc. ADR	100	22,410
New Oriental Education & Technology Group, Inc. ADR(1)	290	14,549
Nine Dragons Paper Holdings, Ltd.	7,000	6,142
PetroChina Co., Ltd., Class H	40,000	27,291
PICC Property & Casualty Co., Ltd., Class H	4,000	6,690
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	5,519
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	300	96
Semiconductor Manufacturing International Corp.(1)	60,000	8,099
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	8,276

Security	Shares	Value
Shanghai Industrial Holdings, Ltd.	2,000	$5,629
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,600	6,499
Shanghai Pudong Development Bank Co., Ltd.	1,991	4,958
Shimao Property Holdings, Ltd.	2,000	2,611
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	3,789
SINA Corp.	100	7,706
Sino Biopharmaceutical, Ltd.	19,000	13,022
Sino-Ocean Group Holding, Ltd.	8,500	3,618
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	11,024
Sinopharm Group Co., Ltd., Class H	5,200	24,243
Sohu.com, Inc.(1)	100	3,463
Sun Art Retail Group, Ltd.	4,500	3,819
Tencent Holdings, Ltd.	3,600	89,643
Tingyi (Cayman Islands) Holding Corp.	4,000	4,752
Tsingtao Brewery Co., Ltd., Class H	1,000	3,931
Want Want China Holdings, Ltd.	12,000	7,671
Weibo Corp. ADR(1)	10	513
Weichai Power Co., Ltd., Class H	2,000	3,220
Xinyi Glass Holdings, Ltd.	6,000	4,467
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	3,988
Yanzhou Coal Mining Co., Ltd., Class H	4,000	2,789
Zhejiang Expressway Co., Ltd., Class H	6,000	6,407
Zijin Mining Group Co., Ltd., Class H	20,000	6,688

		$1,063,892

Colombia — 1.8%
Almacenes Exito SA	1,060	$4,930
Avianca Holdings SA, PFC Shares	8,314	7,247
Banco de Bogota SA	340	6,814
Bancolombia SA	1,001	8,106
Bancolombia SA ADR, PFC Shares	340	11,390
Cementos Argos SA	1,910	6,796
Cemex Latam Holdings SA(1)	2,933	10,589
Corporacion Financiera Colombiana SA	531	6,083
Ecopetrol SA ADR(1)	2,860	24,482
Empresa de Energia de Bogota SA	12,100	7,103
Grupo Argos SA	2,148	12,589
Grupo Aval Acciones y Valores SA	15,110	5,725
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	5,608
Grupo de Inversiones Suramericana SA	540	6,235
Grupo Nutresa SA	2,220	16,506
Interconexion Electrica SA	8,220	26,467

		$166,670

Czech Republic — 1.1%
CEZ AS	1,842	$29,937
Komercni Banka AS	1,500	49,546
Pegas Nonwovens SA	400	12,325
Unipetrol AS	1,100	7,950

		$99,758

Greece — 1.9%
Aegean Airlines SA	769	$5,096
Alpha Bank AE(1)	2,958	5,929
Athens Water Supply & Sewage Co. SA	1,651	9,568
Costamare, Inc.	500	2,880
Diana Shipping, Inc.(1)	2,730	8,190
DryShips, Inc.(1)	1	5
Ellaktor SA(1)	2,996	3,651
Eurobank Ergasias SA(1)	7,607	5,677
GasLog, Ltd.	200	3,140
Hellenic Exchanges - Athens Stock Exchange SA	1,170	5,838
Hellenic Petroleum SA(1)	1,050	4,822
Hellenic Telecommunications Organization SA	2,050	18,633
JUMBO SA	1,243	17,701

Security	Shares	Value
Motor Oil (Hellas) Corinth Refineries SA	972	$12,574
Mytilineos Holdings SA(1)	1,510	9,496
National Bank of Greece SA(1)	31,854	7,411
OPAP SA	1,233	11,497
Public Power Corp. SA(1)	5,007	16,370
Sarantis SA	600	6,864
Titan Cement Co. SA	1,074	24,226
Tsakos Energy Navigation, Ltd.	1,100	4,829

		$184,397

Hong Kong — 0.1%
WH Group, Ltd.(2)	17,000	$14,150

		$14,150

Hungary — 0.9%
Magyar Telekom Telecommunications PLC	5,560	$9,266
MOL Hungarian Oil & Gas Rt.	400	25,015
OTP Bank PLC	970	26,091
Richter Gedeon Nyrt.	1,210	24,128

		$84,500

India — 6.5%
Ambuja Cements, Ltd. GDR(3)	7,485	$22,977
Apollo Hospitals Enterprise, Ltd. GDR(3)	1,239	21,670
Axis Bank, Ltd. GDR(3)	370	12,807
Cipla, Ltd. GDR(3)	3,863	31,910
Dr. Reddy’s Laboratories, Ltd. ADR	700	32,711
Federal Bank, Ltd. GDR(3)	6,519	6,738
GAIL India, Ltd. GDR(3)	730	26,938
Grasim Industries, Ltd. GDR(3)	2,075	26,390
Hindalco Industries, Ltd. GDR(2)	4,300	11,084
ICICI Bank, Ltd. ADR	2,300	18,032
Infosys, Ltd. ADR	3,520	50,970
Larsen & Toubro, Ltd. GDR(3)	1,523	30,334
LIC Housing Finance, Ltd. GDR(3)	1,641	27,071
Mahindra & Mahindra, Ltd. GDR	1,470	25,090
NCC, Ltd. GDR(3)	20,747	24,274
Reliance Communications, Ltd. GDR(1)	48,562	26,759
Reliance Industries, Ltd. GDR(2)	1,933	55,341
Reliance Infrastructure, Ltd. GDR	986	21,282
State Bank of India GDR(3)	771	28,875
Suzlon Energy, Ltd. GDR(1)(3)	26,077	22,509
Tata Motors, Ltd. ADR	800	26,456
Tata Steel, Ltd. GDR(3)	3,667	22,276
Vedanta, Ltd. ADR	1,000	13,400
Videocon d2h, Ltd. ADR(1)	2,700	25,218

		$611,112

Indonesia — 3.6%
Adaro Energy Tbk PT	189,400	$21,292
AKR Corporindo Tbk PT	14,000	6,900
Aneka Tambang Persero Tbk PT(1)	40,500	2,893
Astra International Tbk PT	51,000	28,367
Bank Central Asia Tbk PT	14,700	15,492
Bank CIMB Niaga Tbk PT(1)	736	44
Bank Danamon Indonesia Tbk PT	14,000	3,356
Bank Mandiri Tbk PT	23,500	18,221
Bank Negara Indonesia Persero Tbk PT	22,000	8,384
Bank Rakyat Indonesia Tbk PT	12,700	10,202
Bumi Resources Tbk PT(1)	116,500	2,491
Bumi Serpong Damai Tbk PT	38,500	4,819
Charoen Pokphand Indonesia Tbk PT	23,500	5,424
Global Mediacom Tbk PT	29,500	1,282
Gudang Garam Tbk PT	1,500	7,188

Security	Shares	Value
Indo Tambangraya Megah Tbk PT	2,000	$2,357
Indocement Tunggal Prakarsa Tbk PT	7,000	8,235
Indofood CBP Sukses Makmur Tbk PT	11,000	7,024
Indofood Sukses Makmur Tbk PT	14,500	8,128
Jasa Marga (Persero) Tbk PT	10,000	3,059
Kalbe Farma Tbk PT	210,800	23,315
Lippo Karawaci Tbk PT	62,500	3,525
Medco Energi Internasional Tbk PT(1)	21,000	1,952
Media Nusantara Citra Tbk PT	19,000	2,429
Mitra Keluarga Karyasehat Tbk PT	26,800	4,941
MNC Investama Tbk PT(1)	214,500	2,245
Pembangunan Perumahan Persero Tbk PT	50,500	15,839
Perusahaan Gas Negara Persero Tbk PT	39,500	7,712
Semen Indonesia Persero Tbk PT	15,500	10,136
Sugih Energy Tbk PT(1)(4)	194,200	802
Summarecon Agung Tbk PT	62,500	6,509
Surya Semesta Internusa Tbk PT	78,000	2,962
Tambang Batubara Bukit Asam Tbk PT	5,000	4,342
Telekomunikasi Indonesia Tbk PT	168,500	47,312
Tower Bersama Infrastructure Tbk PT	10,000	4,092
Unilever Indonesia Tbk PT	3,500	10,474
United Tractors Tbk PT	9,000	13,912
Vale Indonesia Tbk PT(1)	22,500	5,584
Wijaya Karya Persero Tbk PT	30,000	5,373
XL Axiata Tbk PT(1)	13,500	2,291

		$340,905

Kuwait — 1.8%
Agility Public Warehousing Co. KSC	7,783	$14,261
Gulf Bank	16,537	12,568
Gulf National Holding Co.(1)(4)	3,323	0
Jazeera Airways Co. KSC	1,659	4,356
Kuwait Finance House KSCP	9,571	15,695
Kuwait Food Co. (Americana) SAK	2,500	21,384
Mabanee Co. SAK	6,338	17,038
Mobile Telecommunications Co.	21,040	27,660
National Bank of Kuwait SAK	12,328	25,596
National Industries Group Holding SAK	23,100	8,790
Qurain Petrochemical Industries Co. KSC	25,000	17,192
VIVA Kuwait Telecom Co.(1)	1,650	4,820

		$169,360

Malaysia — 3.3%
AMMB Holdings Bhd	2,300	$2,151
Astro Malaysia Holdings Bhd	5,400	3,157
Axiata Group Bhd	6,900	6,465
Batu Kawan Bhd	1,500	6,136
Berjaya Sports Toto Bhd	3,915	2,743
British American Tobacco Malaysia Bhd	400	3,958
Bumi Armada Bhd(1)	35,450	4,054
CIMB Group Holdings Bhd	4,700	4,800
Dialog Group Bhd	17,336	6,218
Digi.com Bhd	8,900	9,712
Felda Global Ventures Holdings Bhd	3,700	1,278
Gamuda Bhd	3,100	3,326
Genting Bhd	3,800	6,767
Genting Malaysia Bhd	11,200	11,702
HAP Seng Consolidated Bhd	1,800	3,193
Hong Leong Bank Bhd	1,100	3,269
Hong Leong Financial Group Bhd	1,100	3,692
IGB Real Estate Investment Trust	15,400	5,447
IHH Healthcare Bhd	15,700	23,215
IJM Corp. Bhd	10,200	7,368

Security	Shares	Value
IOI Corp. Bhd	11,600	$11,246
IOI Properties Group Bhd	15,799	7,387
KLCCP Stapled Group	2,500	4,263
Kuala Lumpur Kepong Bhd	1,800	9,590
Lafarge Malaysia Bhd	2,700	4,357
Magnum Bhd	4,900	2,445
Malayan Banking Bhd	2,400	4,171
Maxis Bhd	3,300	4,399
MISC Bhd	3,100	5,094
My EG Services Bhd	22,400	11,292
Parkson Holdings Bhd(1)	5,513	809
Petronas Chemicals Group Bhd	14,000	21,427
Petronas Dagangan Bhd	1,400	7,183
Petronas Gas Bhd	800	3,756
PPB Group Bhd	1,100	3,848
Public Bank Bhd	1,500	6,575
RHB Bank Bhd	2,608	2,858
Sapurakencana Petroleum Bhd(1)	32,400	10,518
Silverlake Axis, Ltd.	19,000	7,872
Sime Darby Bhd	4,400	7,853
Sunway Bhd	11,000	7,260
Telekom Malaysia Bhd	5,700	7,875
Tenaga Nasional Bhd	4,200	13,193
Top Glove Corp. Bhd	5,200	6,143
UEM Sunrise Bhd	24,400	5,672
UMW Holdings Bhd	1,300	1,494
Unisem (M) Bhd	11,300	6,074
YTL Corp. Bhd	10,500	3,381
YTL Power International Bhd	9,555	3,015

		$309,701

Mexico — 6.3%
Alfa SAB de CV, Series A	21,217	$28,078
America Movil SAB de CV, Series L ADR	6,700	81,137
Arca Continental SAB de CV	2,500	13,228
Bolsa Mexicana de Valores SAB de CV	3,200	4,246
Cemex SAB de CV ADR(1)	5,792	45,236
Coca-Cola Femsa SAB de CV ADR	140	8,806
Concentradora Fibra Danhos SA de CV	6,200	9,681
El Puerto de Liverpool SAB de CV	1,270	10,088
Fibra Uno Administracion SA de CV	20,100	31,025
Fomento Economico Mexicano SAB de CV ADR	500	39,025
Gentera SAB de CV	4,100	6,488
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	25,611
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	18,693
Grupo Bimbo SAB de CV, Series A	6,800	15,704
Grupo Carso SAB de CV, Series A1	2,700	10,070
Grupo Elektra SAB de CV	260	3,238
Grupo Financiero Banorte SAB de CV, Class O	9,200	44,118
Grupo Financiero Inbursa SAB de CV, Class O	10,400	14,041
Grupo Financiero Santander Mexico SAB de CV	8,000	11,229
Grupo Mexico SAB de CV, Series B	10,400	28,487
Grupo Televisa SAB ADR	2,200	45,694
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	5,902
Industrias Penoles SAB de CV	590	12,674
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	8,923
Mexichem SAB de CV	4,100	9,742
Minera Frisco SAB de CV(1)	3,600	2,754
Nemak SAB de CV(2)	9,400	8,643
Promotora y Operadora de Infraestructura SAB de CV	1,500	13,147
Wal-Mart de Mexico SAB de CV, Series V	18,600	34,197

		$589,905

Security	Shares	Value
Pakistan — 1.8%
Bank AL Habib, Ltd.(1)	12,000	$5,503
Engro Corp., Ltd.	3,000	8,673
Engro Foods, Ltd.(1)	3,100	4,369
Fauji Fertilizer Co., Ltd.	8,400	8,418
Ferozsons Laboratories, Ltd.	600	4,381
Habib Bank, Ltd.	5,800	12,573
Hub Power Co., Ltd.	13,500	13,679
Indus Motor Co., Ltd.	550	7,843
K-Electric, Ltd.(1)	66,000	5,833
Kot Addu Power Co., Ltd.	7,500	5,433
Lucky Cement, Ltd.	2,000	14,019
MCB Bank, Ltd.	6,000	12,718
Millat Tractors, Ltd.	800	6,587
Nishat Mills, Ltd.	7,000	9,606
Oil & Gas Development Co., Ltd.	5,900	8,025
Pak Elektron, Ltd.	6,500	4,325
Pakistan Oilfields, Ltd.	1,500	6,256
Pakistan Petroleum, Ltd.(1)	4,500	6,638
Pakistan State Oil Co., Ltd.	1,800	6,894
Pakistan Telecommunication Co., Ltd.	34,500	5,700
Searle Co., Ltd. (The)	1,812	9,116

		$166,589

Peru — 1.8%
Alicorp SAA	11,251	$24,196
Cia de Minas Buenaventura SA ADR	1,677	18,732
Credicorp, Ltd.	365	57,192
Ferreycorp SAA	13,414	6,721
Grana y Montero SAA	5,300	6,755
Intercorp Financial Services, Inc.	220	6,952
Southern Copper Corp.	1,275	41,858
Volcan Cia Minera SAA, Class B	17,440	3,475

		$165,881

Philippines — 3.2%
Aboitiz Equity Ventures, Inc.	8,900	$13,147
Aboitiz Power Corp.	16,600	14,368
ABS-CBN Holdings Corp.	5,000	4,455
Alliance Global Group, Inc.	16,900	4,422
Ayala Corp.	710	10,381
Ayala Land, Inc.	16,000	10,580
Bank of the Philippine Islands	4,747	8,596
BDO Unibank, Inc.	5,410	12,158
Bloomberry Resorts Corp.(1)	36,500	4,691
D&L Industries, Inc.	58,400	13,291
Emperador, Inc.	20,800	2,971
Energy Development Corp.	66,300	6,792
First Gen Corp.	8,400	3,675
Globe Telecom, Inc.	260	7,646
GT Capital Holdings, Inc.	230	5,371
International Container Terminal Services, Inc.	4,940	7,178
JG Summit Holding, Inc.	5,940	8,181
Jollibee Foods Corp.	3,780	16,412
LT Group, Inc.	17,100	4,503
Manila Electric Co.	2,270	12,081
Manila Water Co.	7,700	4,614
Megaworld Corp.	42,400	3,136
Melco Crown Philippines Resorts Corp.(1)	23,000	1,898
Metropolitan Bank & Trust Co.	5,781	8,711
Petron Corp.	33,700	6,371
PLDT, Inc.	600	15,272
Puregold Price Club, Inc.	10,600	8,311

Security	Shares	Value
Robinsons Land Corp.	9,100	$4,715
Robinsons Retail Holdings, Inc.	4,660	6,777
Semirara Mining & Power Corp.	5,250	13,825
SM Investments Corp.	1,200	15,070
SM Prime Holdings, Inc.	38,500	20,491
Travellers International Hotel Group, Inc.	27,500	1,718
Universal Robina Corp.	6,350	21,690

		$303,498

Poland — 3.6%
Alior Bank SA(1)	348	$3,691
AmRest Holdings SE(1)	88	5,463
Asseco Poland SA	1,570	19,620
Bank Handlowy w Warszawie SA	220	3,527
Bank Millennium SA(1)	3,150	3,969
Bank Pekao SA	530	14,901
Bank Zachodni WBK SA	146	10,161
Bioton SA(1)	1,668	3,518
Budimex SA	123	6,004
CCC SA	180	8,513
Ciech SA	245	3,262
Cyfrowy Polsat SA(1)	1,700	9,752
Enea SA(1)	1,934	4,277
Energa SA	1,332	2,520
Eurocash SA	1,060	9,808
Grupa Azoty SA	200	2,929
Grupa Lotos SA(1)	693	6,101
ING Bank Slaski SA	210	7,404
Inter Cars SA	64	4,023
Jastrzebska Spolka Weglowa SA(1)	2,260	44,473
KGHM Polska Miedz SA	897	18,639
KRUK SA	110	5,363
LPP SA	10	13,728
mBank SA(1)	70	5,408
Orange Polska SA	10,040	12,857
PGE SA	10,129	22,326
PKP Cargo SA(1)	622	7,099
Polski Koncern Naftowy ORLEN SA	1,452	26,418
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	7,003
Powszechna Kasa Oszczednosci Bank Polski SA	3,370	20,455
Powszechny Zaklad Ubezpieczen SA	2,300	16,167
Synthos SA(1)	3,160	3,300
Tauron Polska Energia SA(1)	10,610	6,691

		$339,370

Qatar — 1.8%
Barwa Real Estate Co.	775	$6,555
Doha Bank QSC	1,370	12,632
Industries Qatar	490	14,084
Masraf Al Rayan QSC	2,100	19,478
Ooredoo QSC	560	14,286
Qatar Electricity & Water Co. QSC	528	30,886
Qatar Gas Transport Co., Ltd.	4,990	31,614
Qatar Islamic Bank	1,120	30,600
United Development Co. QSC	1,300	6,571

		$166,706

Russia — 7.7%
Gazprom PJSC ADR	21,051	$97,216
Globaltrans Investment PLC GDR(3)	780	4,317
Lukoil PJSC ADR	1,260	61,857
Magnit PJSC	430	70,261

Security	Shares	Value
Mail.ru Group, Ltd. GDR(1)(3)	660	$11,882
MegaFon PJSC GDR(3)	1,200	10,485
MMC Norilsk Nickel PJSC ADR	1,990	33,419
Mobile TeleSystems PJSC	12,250	44,195
Novatek OJSC GDR(3)	240	28,421
Novolipetsk Steel PJSC GDR	440	8,124
PIK Group PJSC GDR(1)(3)	3,900	16,698
Polymetal International PLC	500	4,681
Rosneft PJSC GDR(3)	2,470	13,032
RusHydro PJSC ADR	13,220	18,556
Sberbank of Russia PJSC ADR	11,070	110,560
Severstal PJSC GDR(3)	615	9,273
Sistema PJSC FC	20,540	7,044
Surgutneftegas OJSC ADR	3,570	16,267
Surgutneftegas OJSC, PFC Shares	19,130	9,417
Tatneft PJSC ADR	870	31,764
Transneft PJSC, PFC Shares	7	19,270
VimpelCom, Ltd. ADR	1,300	4,368
VTB Bank PJSC GDR(3)	13,880	29,063
X5 Retail Group NV GDR(1)(3)	770	23,094
Yandex NV, Class A(1)	2,000	38,020

		$721,284

South Africa — 6.8%
AECI, Ltd.	410	$2,898
African Rainbow Minerals, Ltd.	1,915	14,577
Anglo American Platinum, Ltd.(1)	150	3,073
AngloGold Ashanti, Ltd.(1)	920	10,139
Aspen Pharmacare Holdings, Ltd.	1,570	32,289
Assore, Ltd.	120	1,947
AVI, Ltd.	840	5,163
Barclays Africa Group, Ltd.	710	7,922
Barloworld, Ltd.	1,160	8,764
Bid Corp., Ltd.	1,270	22,185
Bidvest Group, Ltd. (The)	1,270	14,671
Coronation Fund Managers, Ltd.	730	3,718
DataTec, Ltd.	1,300	4,139
Discovery, Ltd.	820	6,480
Exxaro Resources, Ltd.	370	2,532
FirstRand, Ltd.	4,690	16,774
Fortress Income Fund, Ltd., Class A	1,635	1,882
Fortress Income Fund, Ltd., Class B	1,635	3,541
Foschini Group, Ltd. (The)	460	4,834
Gold Fields, Ltd.	1,860	5,768
Grindrod, Ltd.	2,010	1,982
Growthpoint Properties, Ltd.	2,780	4,905
Hosken Consolidated Investments, Ltd.	500	4,598
Impala Platinum Holdings, Ltd.(1)	1,260	3,947
Imperial Holdings, Ltd.	400	4,799
Investec, Ltd.	760	4,842
Kumba Iron Ore, Ltd.(1)	150	1,765
Life Healthcare Group Holdings, Ltd.	2,100	4,624
Massmart Holdings, Ltd.	280	2,276
MMI Holdings, Ltd.	2,370	3,691
Mondi, Ltd.	330	6,636
Mr Price Group, Ltd.	420	4,321
MTN Group, Ltd.	6,420	51,445
Murray & Roberts Holdings, Ltd.	2,770	2,214
Nampak, Ltd.	1,560	1,746
Naspers, Ltd., Class N	780	113,527
Nedbank Group, Ltd.	390	6,359

Security	Shares	Value
Netcare, Ltd.	2,470	$5,476
PPC, Ltd.	1,620	633
Rand Merchant Investment Holdings, Ltd.	1,790	4,898
Redefine Properties, Ltd.	6,150	4,509
Remgro, Ltd.	860	12,748
Reunert, Ltd.	1,110	5,161
RMB Holdings, Ltd.	1,540	6,808
Sanlam, Ltd.	3,380	14,773
Sappi, Ltd.(1)	1,216	7,182
Sasol, Ltd.	2,180	58,533
Shoprite Holdings, Ltd.	1,910	25,317
SPAR Group, Ltd. (The)	390	5,247
Standard Bank Group, Ltd.	2,250	24,054
Steinhoff International Holdings NV	3,060	14,712
Tiger Brands, Ltd.	950	26,518
Trencor, Ltd.	730	1,634
Truworths International, Ltd.	910	4,529
Vodacom Group, Ltd.	1,240	12,730
Wilson Bayly Holmes-Ovcon, Ltd.	480	4,877
Woolworths Holdings, Ltd.	1,220	5,615

		$642,927

South Korea — 7.3%
AMOREPACIFIC Corp.	100	$28,110
BNK Financial Group, Inc.	484	3,709
E-MART, Inc.	50	8,031
GS Holdings Corp.	190	8,855
Hana Financial Group, Inc.	470	12,939
Hanwha Chemical Corp.	360	7,152
Hanwha Corp.	150	4,507
Hyosung Corp.	80	9,496
Hyundai Engineering & Construction Co., Ltd.	120	4,033
Hyundai Glovis Co., Ltd.	60	8,155
Hyundai Heavy Industries Co., Ltd.(1)	50	6,060
Hyundai Mobis Co., Ltd.	70	14,904
Hyundai Motor Co.	170	19,311
Hyundai Steel Co.	120	5,100
Industrial Bank of Korea	490	5,469
KB Financial Group, Inc.	600	21,575
Kia Motors Corp.	300	9,584
Korea Electric Power Corp.	630	24,996
Korea Investment Holdings Co., Ltd.	130	4,435
Korea Zinc Co., Ltd.	30	12,074
KT Corp.	360	9,179
KT&G Corp.	180	16,184
Kwangju Bank	45	397
LG Chem, Ltd.	90	17,399
LG Corp.	160	7,728
LG Display Co., Ltd.	330	7,896
LG Electronics, Inc.	200	7,666
LG Household & Health Care, Ltd.	20	13,473
Lotte Chemical Corp.	30	8,244
Lotte Shopping Co., Ltd.	30	5,582
Macquarie Korea Infrastructure Fund	930	6,724
Naver Corp.	30	20,467
OCI Co., Ltd.(1)	40	2,512
POSCO	145	31,044
S-Oil Corp.	90	6,480
Samsung C&T Corp.	59	6,444
Samsung Electro-Mechanics Co., Ltd.	100	3,954
Samsung Electronics Co., Ltd.	105	156,259
Samsung Fire & Marine Insurance Co., Ltd.	60	15,018

Security	Shares	Value
Samsung Heavy Industries Co., Ltd.(1)	230	$1,629
Samsung Life Insurance Co., Ltd.	230	22,402
Samsung SDI Co., Ltd.	94	7,411
Samsung Securities Co., Ltd.	150	4,098
Shinhan Financial Group Co., Ltd.	710	26,755
SK Holdings Co., Ltd.	29	5,742
SK Hynix, Inc.	550	20,117
SK Innovation Co., Ltd.	100	13,087
SK Telecom Co., Ltd.	100	19,296
Woori Bank	595	6,098

		$687,780

Taiwan — 7.9%
Advanced Semiconductor Engineering, Inc.	12,000	$12,864
Asia Cement Corp.	7,140	6,267
Asustek Computer, Inc.	1,000	8,258
AU Optronics Corp.	25,000	8,997
Catcher Technology Co., Ltd.	2,000	14,487
Cathay Financial Holding Co., Ltd.	11,210	16,424
Chailease Holding Co., Ltd.	2,288	3,895
Chang Hwa Commercial Bank, Ltd.	10,411	5,566
Cheng Shin Rubber Industry Co., Ltd.	6,000	11,267
China Development Financial Holding Corp.	23,000	5,725
China Life Insurance Co., Ltd.	7,172	7,635
China Steel Corp.	24,480	19,132
Chunghwa Telecom Co., Ltd.	10,000	33,687
Compal Electronics, Inc.	13,000	7,396
CTBC Financial Holding Co., Ltd.	24,211	13,263
Delta Electronics, Inc.	3,157	15,787
E.Sun Financial Holding Co., Ltd.	12,785	7,415
Far Eastern New Century Corp.	9,363	6,913
Far EasTone Telecommunications Co., Ltd.	6,000	13,878
First Financial Holding Co., Ltd.	13,099	6,896
Formosa Chemicals & Fibre Corp.	7,000	21,937
Formosa Petrochemical Corp.	4,000	13,469
Formosa Plastics Corp.	9,000	25,611
Fubon Financial Holding Co., Ltd.	10,000	15,460
Giant Manufacturing Co., Ltd.	2,000	11,960
Hon Hai Precision Industry Co., Ltd.	16,816	43,196
Hotai Motor Co., Ltd.	1,000	11,495
HTC Corp.(1)	2,000	5,273
Hua Nan Financial Holdings Co., Ltd.	12,778	6,486
Innolux Corp.	22,577	7,768
Inventec Corp.	10,000	6,734
Kenda Rubber Industrial Co., Ltd.	3,437	5,003
Lite-On Technology Corp.	6,090	9,600
MediaTek, Inc.	2,000	13,848
Mega Financial Holding Co., Ltd.	12,839	9,150
Merida Industry Co., Ltd.	2,100	9,237
Nan Ya Plastics Corp.	11,000	23,127
Pou Chen Corp.	11,000	13,743
President Chain Store Corp.	2,000	15,016
Quanta Computer, Inc.	6,000	11,147
Ruentex Industries, Ltd.	2,190	4,014
Shin Kong Financial Holding Co., Ltd.(1)	16,458	4,239
Siliconware Precision Industries Co., Ltd.	8,000	12,110
SinoPac Financial Holdings Co., Ltd.	16,692	4,762
Taishin Financial Holding Co., Ltd.	14,830	5,438
Taiwan Cement Corp.	8,000	9,222
Taiwan Cooperative Financial Holding Co., Ltd.	13,265	5,843
Taiwan Fertilizer Co., Ltd.	2,000	2,543
Taiwan Mobile Co., Ltd.	5,000	16,834

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	22,000	$126,509
Uni-President Enterprises Corp.	14,331	24,452
United Microelectronics Corp.	26,000	9,168
Yuanta Financial Holding Co., Ltd.	15,778	5,713
Yulon Motor Co., Ltd.	6,000	5,198

		$741,057

Thailand — 3.5%
Advanced Info Service PCL(5)	4,200	$17,002
Airports of Thailand PCL(5)	1,700	19,144
Bangkok Bank PCL(5)	1,500	6,549
Bangkok Dusit Medical Services PCL(5)	17,000	11,099
Bank of Ayudhya PCL NVDR	8,000	8,621
BEC World PCL(5)	4,700	2,437
Berli Jucker PCL(5)	12,000	17,665
BTS Group Holdings PCL(5)	25,200	6,141
Central Pattana PCL(5)	5,500	8,701
Charoen Pokphand Foods PCL(5)	13,800	11,127
CP ALL PCL(5)	16,300	27,533
Delta Electronics (Thailand) PCL(5)	4,800	10,182
Glow Energy PCL(5)	2,000	4,430
Hana Microelectronics PCL(5)	8,200	7,119
Home Product Center PCL(5)	25,601	7,388
Indorama Ventures PCL(5)	9,600	8,863
Intouch Holdings PCL(5)	5,300	7,380
IRPC PCL(5)	63,400	8,589
Kasikornbank PCL(5)	1,300	6,164
Krung Thai Bank PCL(5)	13,500	6,650
Minor International PCL(5)	10,010	10,510
PTT Exploration & Production PCL(5)	4,320	10,070
PTT Global Chemical PCL(5)	4,720	8,297
PTT PCL(5)	2,600	25,577
Siam Cement PCL(5)	900	12,005
Siam Commercial Bank PCL(5)	1,780	7,294
Sino-Thai Engineering & Construction PCL(5)	8,600	6,986
Thai Beverage PCL(5)	40,000	24,401
Thai Oil PCL(5)	2,500	5,187
TMB Bank PCL(5)	91,700	5,183
Total Access Communication PCL NVDR	2,800	2,662
True Corp. PCL(5)	47,094	9,430

		$330,386

Turkey — 3.1%
Akbank TAS	5,450	$11,941
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	6,364
Arcelik AS	3,691	21,490
Aygaz AS	750	2,387
BIM Birlesik Magazalar AS	1,200	16,814
Coca-Cola Icecek AS	510	4,858
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,617	29,068
Enka Insaat ve Sanayi AS	2,283	3,097
Eregli Demir ve Celik Fabrikalari TAS	17,580	24,060
Ford Otomotiv Sanayi AS	944	7,922
Haci Omer Sabanci Holding AS	4,000	10,179
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	14,403	4,311
KOC Holding AS	2,420	8,758
Koza Altin Isletmeleri AS(1)	500	2,272
Petkim Petrokimya Holding AS	6,975	7,395
TAV Havalimanlari Holding AS	1,100	4,135
Tekfen Holding AS	2,900	5,118
Tofas Turk Otomobil Fabrikasi AS	1,748	10,899
Tupras-Turkiye Petrol Rafinerileri AS	1,740	34,661

Security	Shares	Value
Turk Hava Yollari AO(1)	2,870	$4,012
Turk Sise ve Cam Fabrikalari AS	3,666	3,531
Turk Telekomunikasyon AS	3,050	4,899
Turk Traktor ve Ziraat Makineleri AS	180	3,822
Turkcell Iletisim Hizmetleri AS(1)	9,102	23,908
Turkiye Garanti Bankasi AS	6,150	13,006
Turkiye Halk Bankasi AS	1,700	4,336
Turkiye Is Bankasi, Class B	3,980	5,573
Turkiye Vakiflar Bankasi TAO, Class D	5,920	7,163
Ulker Biskuvi Sanayi AS	520	2,609
Yapi ve Kredi Bankasi AS(1)	3,250	2,942
Yazicilar Holding AS	700	2,492

		$294,022

United Arab Emirates — 1.8%
Air Arabia PJSC	61,500	$21,257
Arabtec Holding PJSC(1)	18,624	6,564
DP World, Ltd.	1,500	23,348
Emaar Properties PJSC	15,477	28,772
Emirates Telecommunications Group Co. PJSC	6,320	32,067
First Gulf Bank PJSC	9,900	31,346
National Bank of Abu Dhabi PJSC	11,011	28,255

		$171,609

Total Common Stocks (identified cost $10,929,028)		$9,319,944

Rights — 0.0%(6)

Security	Shares	Value
Jasa Marga (Persero) Tbk PT, Expires 12/8/16(1)	673	$12
Marcopolo SA, Expires 12/5/16(1)	295	1

Total Rights (identified cost $0)		$13

Warrants — 0.0%(6)

Security	Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 36.36(1)	455	$57

Total Warrants (identified cost $0)		$57

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(7)	104,823	$104,844

Total Short-Term Investments (identified cost $104,842)		$104,844

Total Investments — 100.2% (identified cost $11,033,870)		$9,424,858

Other Assets, Less Liabilities — (0.2)%		$(18,135)

Net Assets — 100.0%		$9,406,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $99,095 or 1.1% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2016, the aggregate value of these securities is $451,034 or 4.8% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $165.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	21.3%	$2,006,800
Hong Kong Dollar	10.2	956,320
New Taiwan Dollar	7.9	741,057
South Korean Won	7.3	687,780
South African Rand	6.7	628,215
Brazilian Real	5.8	543,031
Mexican Peso	3.9	370,007
Indonesian Rupiah	3.6	340,917
Polish Zloty	3.6	339,370
Thai Baht	3.2	306,042
Philippine Peso	3.2	303,498
Malaysian Ringgit	3.2	301,829
New Turkish Lira	3.1	294,022
Chilean Peso	2.3	212,428
Euro	1.9	180,065
Kuwaiti Dinar	1.8	169,360
Qatari Riyal	1.8	166,706
Pakistani Rupee	1.8	166,589
Russian Ruble	1.6	150,187
United Arab Emirates Dirham	1.6	148,261
Colombian Peso	1.4	130,798
Czech Koruna	1.1	99,758
Other currency, less than 1% each	1.9	181,818

Total Investments	100.2%	$9,424,858

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.6%	$1,658,998
Materials	12.3	1,157,574
Information Technology	10.1	951,949
Energy	10.0	940,785
Consumer Discretionary	9.8	921,868
Telecommunication Services	9.2	861,917

Sector	Percentage of Net Assets	Value
Industrials	9.0%	$841,497
Consumer Staples	8.9	838,324
Utilities	5.7	534,260
Health Care	3.5	328,046
Real Estate	3.0	284,796
Short-Term Investments	1.1	104,844

Total Investments	100.2%	$9,424,858

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,040,237

Gross unrealized appreciation	$803,550
Gross unrealized depreciation	(2,418,929)

Net unrealized depreciation	$(1,615,379)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$312,854	$4,255,414		$802	$4,569,070
Emerging Europe	61,432	1,661,899		—	1,723,331
Latin America	1,876,941	—		—	1,876,941
Middle East/Africa	—	1,150,602		0	1,150,602
Total Common Stocks	$2,251,227	$7,067,915	**	$802	$9,319,944
Rights	$13	$—		$—	$13
Warrants	57	—		—	57
Short-Term Investments	—	104,844		—	104,844
Total Investments	$2,251,297	$7,172,759		$802	$9,424,858

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2016 is not presented. At November 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017